Commitments and Contingencies - Narrative (Detail) $ in Thousands	12 Months Ended
Dec. 25, 2021 USD ($)
Loss Contingencies [Line Items]
Self Insurance Reserve, General Liability Per Occurrence	$ 500
Aggregate vendors and insurers letters of credit related to product purchases and insurance coverage of product liability, workers' compensation and general liability	32,908
Self Insurance Reserve, Liability Per occurrence	250
Maximum
Loss Contingencies [Line Items]
Occurrences in excess for purchased catastrophic coverage (up to)	60,000
Minimum
Loss Contingencies [Line Items]
Occurrences in excess for purchased catastrophic coverage (up to)	250
Insurance claims
Loss Contingencies [Line Items]
Liability recorded for such risk insurance reserves	2,719
Group health insurance claims
Loss Contingencies [Line Items]
Liability recorded for such risk insurance reserves	$ 2,300